Revenues (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Turnover	$ 115,978,190	$ 136,975,465
Less: Winnings/payouts	104,287,025	126,619,239
Gross Gaming Revenues	11,691,165	10,356,226
Less: ADM Gaming Taxes	1,530,795	1,193,746
Net Gaming Revenues	10,160,370	9,162,480	$ 35,583,131	$ 34,575,097
Betting platform software and services	9,804	103,814
Revenue	10,170,174	9,266,294	35,583,131	34,575,097
Web-based [Member]
Total Turnover	92,376,106	86,575,901
Less: Winnings/payouts	86,095,623	82,262,937
Gross Gaming Revenues	6,280,483	4,312,964
Land-based [Member]
Total Turnover	23,602,084	50,399,564
Less: Winnings/payouts	18,191,402	44,356,302
Gross Gaming Revenues	$ 5,410,682	$ 6,043,262
Handle Web-based [Member]
Total Turnover			328,385,837	235,891,170
Less: Winnings/payouts			309,214,993	223,064,978
Handle Land-based [Member]
Total Turnover			125,747,337	177,334,592
Less: Winnings/payouts			105,011,619	152,446,130
Gaming Revenue [Member]
Total Turnover			454,133,174	413,225,762
Less: Winnings/payouts			414,226,612	375,511,108
Gross Gaming Revenues			39,906,562	37,714,654
Less: ADM Gaming Taxes			4,697,085	3,417,150
Net Gaming Revenues			35,209,477	34,297,504
Betting platform software and services			373,654	277,593
Revenue			$ 35,583,131	$ 34,575,097